Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 24, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to “Compensation Discussion and Analysis.”
							Value of Initial Fixed $100 Investment Based On:
Year*	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Loss (K)(7)	Company- Selected Measure- Revenue (K)(8)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal 2022	$3,059,800	$15,123,520	$425,188	$23,415,602	$6,676,879	$4,505,392	$51.60	$83.15	$(11,970)	$627,623
Fiscal 2021	$5,158,310	N/A	$25,803,130	N/A	$7,106,937	$5,320,229	$69.34	$107.40	$(33,987)	$473,403
* The Company became a publicly listed company on June 28, 2021, and therefore the covered fiscal years reflected in this section are 2021 and 2022. For Clarification, John Caplan joined the Company as Co-Chief Executive Officer on May 25, 2022, and therefore the principal executive officer (“PEO”) information related to John Caplan is reflected in fiscal year 2022 only.
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Scott Galit (PEO 1) and John Caplan (PEO 2) (our “Co-CEOs” as of May 25, 2022) for each covered fiscal year in the “Total” column of the Summary Compensation Table.
(2) The dollar amounts reported in column (c) represent the amount of  “executive compensation actually paid” to each of Scott Galit and John Caplan, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For Clarification, John Caplan joined the Company on May 25, 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Scott Galit and John Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Scott Galit and John Caplan’s total compensation for each fiscal year to determine the executive compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 1
Fiscal 2022	$3,059,800	$2,097,600	$(537,012)	N/A	$425,188
Fiscal 2021	$5,158,310	$4,270,720	$24,915,540	N/A	$25,803,130
Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 2
Fiscal 2022	$15,123,520	$14,535,303	$22,827,385	N/A	$23,415,602
Fiscal 2021	N/A	N/A	N/A	N/A	N/A
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of the stock options held by Scott Galit and John Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3 years to 6 years and the stock price volatility assumptions varied from 50% to 69% depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) awards and performance-vesting restricted stock unit (“PSU”) awards held by Scott Galit and John Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 1
Fiscal 2022	$2,516,200	$(1,306,574)	—	$(1,746,638)	—	—	$(537,012)
Fiscal 2021	$4,024,169	$2,967,975	—	$3,760,258	—	$14,163,138	$24,915,540
Year	Year End Fair Value of Equity Awards for PEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 2
Fiscal 2022	$22,827,385	$0	—	$0	—	—	$22,827,385
Fiscal 2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Scott Galit and John Caplan, who have served as our CEO or Co-CEO since 2010 and 2022, respectively) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Scott Galit and John Caplan) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for fiscal 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Assaf Ronen, our Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (ii) for fiscal 2021, Arnon Kraft, our Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer.
(4) The dollar amounts reported in column (e) represent the average amount of  “executive compensation actually paid” to our NEOs as a group (excluding Scott Galit and John Caplan), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Scott Galit and John Caplan) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
Fiscal 2022	$6,676,879	$6,002,734	$3,831,247	N/A	$4,505,392
Fiscal 2021	$7,106,937	$6,715,310	$4,928,602	N/A	$5,320,229
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
Fiscal 2022	$4,473,525	$(320,201)	—	$(322,078)	—	—	$3,831,247
Fiscal 2021	$4,928,602	$0	—	$0	—	$0	$4,928,602
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period for 2021 reflects such date.
(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.
(7) The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Scott Galit (PEO 1) and John Caplan (PEO 2) (our “Co-CEOs” as of May 25, 2022) for each covered fiscal year in the “Total” column of the Summary Compensation Table.
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Scott Galit and John Caplan, who have served as our CEO or Co-CEO since 2010 and 2022, respectively) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Scott Galit and John Caplan) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for fiscal 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Assaf Ronen, our Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (ii) for fiscal 2021, Arnon Kraft, our Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer.

Peer Group Issuers, Footnote [Text Block]
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period for 2021 reflects such date.
(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2) The dollar amounts reported in column (c) represent the amount of  “executive compensation actually paid” to each of Scott Galit and John Caplan, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For Clarification, John Caplan joined the Company on May 25, 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Scott Galit and John Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Scott Galit and John Caplan’s total compensation for each fiscal year to determine the executive compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 1
Fiscal 2022	$3,059,800	$2,097,600	$(537,012)	N/A	$425,188
Fiscal 2021	$5,158,310	$4,270,720	$24,915,540	N/A	$25,803,130
Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 2
Fiscal 2022	$15,123,520	$14,535,303	$22,827,385	N/A	$23,415,602
Fiscal 2021	N/A	N/A	N/A	N/A	N/A
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of the stock options held by Scott Galit and John Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3 years to 6 years and the stock price volatility assumptions varied from 50% to 69% depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) awards and performance-vesting restricted stock unit (“PSU”) awards held by Scott Galit and John Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 1
Fiscal 2022	$2,516,200	$(1,306,574)	—	$(1,746,638)	—	—	$(537,012)
Fiscal 2021	$4,024,169	$2,967,975	—	$3,760,258	—	$14,163,138	$24,915,540
Year	Year End Fair Value of Equity Awards for PEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 2
Fiscal 2022	$22,827,385	$0	—	$0	—	—	$22,827,385
Fiscal 2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount			$ 6,676,879	$ 7,106,937
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,505,392	5,320,229
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) The dollar amounts reported in column (e) represent the average amount of  “executive compensation actually paid” to our NEOs as a group (excluding Scott Galit and John Caplan), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Scott Galit and John Caplan) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
Fiscal 2022	$6,676,879	$6,002,734	$3,831,247	N/A	$4,505,392
Fiscal 2021	$7,106,937	$6,715,310	$4,928,602	N/A	$5,320,229
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
Fiscal 2022	$4,473,525	$(320,201)	—	$(322,078)	—	—	$3,831,247
Fiscal 2021	$4,928,602	$0	—	$0	—	$0	$4,928,602

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to Scott Galit (John Caplan joined in 2022) and the average amount of compensation actually paid to our other NEOs as a group (except Scott Galit and John Caplan) is generally aligned with our TSR for the period presented in the Pay-Versus-Performance table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis,” we seek to provide a portion of the value of the target total direct compensation opportunity awarded to our NEOs in the form of equity awards, including restricted stock unit awards and performance-based restricted stock unit awards, for some.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As reflected in the following graph, the amount of compensation actually paid to Scott Galit (John Caplan joined in 2022) and the average amount of compensation actually paid to our other NEOs as a group (except Scott Galit and John Caplan) decreased in fiscal year 2022, while our net loss decreased in that period. This was largely due to the vesting of equity awards granted in prior years that fell within the definition of  “executive compensation actually paid” as presented in the Pay-Versus-Performance table which reflected decreases in our stock price. We do not use net income as a financial performance measure in our overall executive compensation. As described in more detail in “Compensation Discussion and Analysis,” we seek to provide a portion of the value of the target total direct compensation opportunity awarded to our NEOs in the form of short-term incentive compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenues
As demonstrated by the following graph, the amount of compensation actually paid to Scott Galit (John Caplan joined in 2022) and the average amount of compensation actually paid to our other NEOs as a group (except Scott Galit and John Caplan) decreased (due to the reasons described above) while our revenue grew over the period presented in the Pay-Versus-Performance table. As described above, “revenue” is our most important Financial Performance Measure, that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our financial performance. We use revenue when setting goals in our short-term incentive compensation program. As described in more detail in “Compensation Discussion and Analysis,” we seek to provide a portion of the value of the target total direct compensation opportunity awarded to our NEOs in the form of an annual bonus and equity awards, including restricted stock unit awards and performance-based restricted stock unit awards, for some.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR
As demonstrated by the following graph, our cumulative TSR over the covered periods presented in the Pay-Versus-Performance table represented a decrease of 48.4%, while the cumulative TSR of the peer group presented for this purpose, the S&P 600 IT index, represented a decrease of 16.9% over the same period.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use when setting goals in our short-term incentive compensation program are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The Company only has two financial performance measures that are used by us to link executive compensation actually paid to our NEOs to our performance, which for the most recently completed fiscal year, are as follows:
•
Revenue

•
Adjusted EBITDA

We believe that, taken together, these financial quantitative measures provide a holistic measure of Company growth, shareholder value and overall financial performance. As noted above, we have deemed Revenue as the “most important” financial measure used to link the compensation of our NEOs with performance and, as noted, it is being used as our Company Selected Measure.
For a definition of Adjusted EBITDA, please see Annex A of this Proxy Statement.

Total Shareholder Return Amount			$ 51.6	69.34
Peer Group Total Shareholder Return Amount			83.15	107.4
Net Income (Loss)			$ (11,970,000)	$ (33,987,000)
Company Selected Measure Amount			627,623,000	473,403,000
PEO Name	Scott Galit	John Caplan
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			69.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Non-GAAP Measure Description [Text Block]
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Scott Galit [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,059,800	$ 5,158,310
PEO Actually Paid Compensation Amount			425,188	25,803,130
Equity Awards			2,097,600	4,270,720
Scott Galit [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(537,012)	24,915,540
Scott Galit [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,516,200	4,024,169
Scott Galit [Member] | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,306,574)	2,967,975
Scott Galit [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,746,638)	3,760,258
Scott Galit [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				14,163,138
John Caplon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			15,123,520
PEO Actually Paid Compensation Amount			23,415,602
Equity Awards			14,535,303
John Caplon [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,827,385
John Caplon [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,827,385
John Caplon [Member] | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John Caplon [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards			6,002,734	6,715,310
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,831,247	4,928,602
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,473,525	4,928,602
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(320,201)	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (322,078)	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0